Supplemental information on statement of cash flows (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	$ 905	$ 679
Transactions not involving cash
Purchase of property, plant and equipment on credit	154
Lease	2,981	7,249
Provision for decommissioning costs	66	6
Use of tax credits and judicial deposit for the payment of contingency	63	51
Remeasurement of property, plant and equipment acquired in previous periods		12
Earn Out related to Atapu and Sépia fields	$ 105